Property, Plant and Equipment	12 Months Ended
Mar. 31, 2024
Property, plant and equipment [abstract]
Property, Plant and Equipment	Property, Plant and Equipment

Accounting Policy

Owned Assets

Property, plant and equipment is measured at cost, net of accumulated depreciation and any impairment losses.

Cost includes expenditures that are directly attributable to the asset acquisition. The cost of self-constructed assets includes the cost of materials, direct labor, other costs directly attributable to make the asset available for its intended use, as well as relevant borrowing costs on qualifying assets as further described below. During their construction, property, plant and equipment are classified as construction in progress (“CIP”) and are not subject to depreciation. When the asset is available for use, it is transferred from CIP to the relevant category of property, plant and equipment and depreciation commences.

Where particular parts of an asset are significant, discrete and have distinct useful lives, the Company may allocate the associated costs between the various components, which are then separately depreciated over the estimated useful lives of each respective component. Depreciation is calculated on a straight-line basis over the following estimated useful lives:

Computer software and equipment 3 - 5 years
Production equipment 5 - 10 years
Furniture and fixtures 5 years
Building and improvements 10 - 30 years

Residual values, useful lives and depreciation methods are reviewed annually and changes are accounted for prospectively.

Gains and losses on asset disposals are determined by deducting the carrying value from the sale proceeds and are recognized in profit or loss.

The Company capitalizes borrowing costs on qualifying capital construction projects. Upon the asset becoming available for use, capitalization of borrowing costs ceases and depreciation commences on a straight-line basis over the estimated useful life of the related asset.

Right-of-use leased assets

Right-of-use assets are measured at cost, which is calculated as the amount of the initial measurement of lease liability plus any lease payments made at or before the commencement date, any initial direct costs and related restoration costs. The right-of-use assets are depreciated on a straight-line basis over the shorter of the lease term and the useful life of the underlying asset. The depreciation is recognized from the commencement date of the lease.

If the right-of-use asset is subsequently leased to a third party (a “sublease”), the Company will assess the classification of the sublease as to whether it is a finance or operating lease. Subleases that are classified as an operating lease will recognize lease income while a finance lease will recognize a lease receivable and derecognize the carrying value of the right-of-use asset, with the difference recorded in profit of loss.

Impairment of property, plant and equipment

The Company assesses impairment of property, plant and equipment when an impairment indicator arises (e.g. change in use or discontinued use, obsolescence or physical damage). When the asset does not generate cash inflows that are largely independent of those from other assets or group of assets, the asset is tested at the cash generating unit (“CGU”) level. In assessing impairment, the Company compares the carrying amount of the asset or CGU to the recoverable amount, which is determined as the higher of the asset or CGU’s fair value less costs of disposal and its value-in-use. Value-in-use is assessed based on the estimated future cash flows, discounted to their present value using a pre-tax discount rate that reflects applicable market and economic conditions, the time value of money and the risks specific to the asset. An impairment loss is recognized whenever the carrying amount of the asset or CGU exceeds its recoverable amount and is recorded in the consolidated statements of loss and comprehensive loss.

The following summarizes the carrying values of property, plant and equipment for the periods reflected:

	March 31, 2024				March 31, 2023
	Cost	Accumulated depreciation	Impairment	Net book value	Cost	Accumulated depreciation	Impairment	Net book value
Owned assets
Land	43,914	—	—	43,914	52,077	—	(1,820)	50,257
Buildings	242,052	(97,885)	(300)	143,867	239,353	(83,888)	(3,842)	151,623
Construction in progress	26,330	—	(645)	25,685	37,563	—	(11,945)	25,618
Computer software & equipment	31,333	(30,135)	—	1,198	31,313	(29,570)	(20)	1,723
Furniture & fixtures	7,900	(6,444)	—	1,456	7,434	(5,596)	(42)	1,796
Production & other equipment	154,042	(106,370)	(202)	47,470	146,960	(87,425)	(1,686)	57,849
Total owned assets	505,571	(240,834)	(1,147)	263,590	514,700	(206,479)	(19,355)	288,866

Right-of-use leased assets
Land	13,890	(1,601)	—	12,289	14,859	(1,345)	(969)	12,545
Buildings	37,252	(16,640)	(2,512)	18,100	36,789	(15,836)	—	20,953
Production & other equipment	5,290	(4,945)	—	345	5,343	(4,738)	—	605
Total right-of-use lease assets	56,432	(23,186)	(2,512)	30,734	56,991	(21,919)	(969)	34,103

Total property, plant and equipment	562,003	(264,020)	(3,659)	294,324	571,691	(228,398)	(20,324)	322,969

The following summarizes the changes in the net book values of property, plant and equipment for the periods presented:

	Balance, March 31, 2023	Additions	Additions from business combinations	Disposals	Other (1)	Depreciation	Impairment	Foreign currency translation	Balance, March 31, 2024
Owned assets
Land	50,257	—	1,497	—	(7,779)	—	—	(61)	43,914
Buildings	151,623	1,168	—	(212)	3,435	(12,397)	(300)	550	143,867
Construction in progress	25,618	10,239	—	(2,137)	(7,760)	(145)	(645)	515	25,685
Computer software & equipment	1,723	313	—	(26)	(12)	(797)	—	(3)	1,198
Furniture & fixtures	1,796	407	—	(11)	159	(883)	—	(12)	1,456
Production & other equipment	57,849	3,026	—	(1,232)	4,340	(16,325)	(202)	14	47,470
Total owned assets	288,866	15,153	1,497	(3,618)	(7,617)	(30,547)	(1,147)	1,003	263,590

Right-of-use leased assets
Land	12,545	—	—	—	—	(255)	—	(1)	12,289
Buildings	20,953	5,232	298	(2,355)	(388)	(3,098)	(2,512)	(30)	18,100
Production & other equipment	605	87	—	(68)	—	(277)	—	(2)	345
Total right-of-use lease assets	34,103	5,319	298	(2,423)	(388)	(3,630)	(2,512)	(33)	30,734
Total property, plant and equipment	322,969	20,472	1,795	(6,041)	(8,005)	(34,177)	(3,659)	970	294,324
(1)Includes reclassification of construction in progress cost when associated projects are complete and transfers to assets held for sale (Note 11).

	Balance, June 30, 2022	Additions	Additions from business combinations	Disposals	Other (1)	Depreciation	Impairment	Foreign currency translation	Balance, March 31, 2023
Owned assets
Land	13,127	—	21,770	—	16,609	—	(1,820)	571	50,257
Real estate	96,804	840	52,350	—	15,467	(9,774)	(3,842)	(222)	151,623
Construction in progress	25,092	5,322	1,134	(36)	5,135	—	(11,945)	916	25,618
Computer software & equipment	3,161	710	—	—	(867)	(1,284)	(20)	23	1,723
Furniture & fixtures	2,681	37	—	—	(874)	(46)	(42)	40	1,796
Production & other equipment	60,462	1,662	17,633	(1,989)	(1,808)	(16,942)	(1,686)	517	57,849
Total owned assets	201,327	8,571	92,887	(2,025)	33,662	(28,046)	(19,355)	1,845	288,866

Right-of-use leased assets
Land	6,251	—	—	(29)	7,580	(291)	(969)	3	12,545
Real estate	25,044	57	—	(6,553)	5,363	(3,155)	—	197	20,953
Production & other equipment	843	498	—	(182)	(72)	(495)	—	13	605
Total right-of-use lease assets	32,138	555	—	(6,764)	12,871	(3,941)	(969)	213	34,103
Total property, plant and equipment	233,465	9,126	92,887	(8,789)	46,533	(31,987)	(20,324)	2,058	322,969
(1)Includes reclassification of construction in progress cost when associated projects are complete and transfers to assets held for sale (Note 11).

Depreciation relating to manufacturing equipment and production facilities for owned and right-of-use leased assets is capitalized to inventory and is expensed to cost of sales upon the sale of goods. During the year ended March 31, 2024, the Company recognized $34.2 million (nine months ended March 31, 2023 – $31.6 million) of depreciation expense of which $20.1 million (nine months ended March 31, 2023 – $14.5 million) was reflected in cost of sales.

On July 21, 2023, the Company entered into an agreement to sell its Aurora Sun facility in Medicine Hat, Alberta and related assets and liabilities to Bevo through the sale of one of the Company’s wholly-owned subsidiaries (the “Aurora Sun Transaction”). Up to $15.0 million could be payable over time by Bevo to the Company in connection with the Aurora Sun Transaction, based on Bevo successfully achieving certain financial milestones at the Aurora Sun Facility. If certain other operational and financial milestones are met, up to an additional $1.0 million could be payable by Bevo to Aurora. The Company recognized the transfer of net assets to Bevo at cost and recorded an increase in non-controlling interest equal to the non-controlling interest’s proportionate share of the carrying value of the net assets transferred at $12.2 million with a corresponding decrease to deficit on the consolidated statements of financial position.
Impairments

The Company reviews the carrying value of its property, plant and equipment at each reporting period for indicators of impairment. During the year ended March 31, 2024, Management noted indicators of impairment at the asset specific level, the cash generating unit (“CGU”) level and the operating segment level which are discussed below.

(a)    Asset Specific Impairments

Year Ended March 31, 2024

During the year ended March 31, 2024, the Company recorded an impairment loss of $1.4 million during the transfer of certain assets to assets held for sale (Note 11). The impairment loss was recorded as impairment to property, plant and equipment in the consolidated statements of loss and comprehensive loss and allocated to the cannabis operating segment (Note 27).

Nine Months Ended March 31, 2023

During the year ended June 30, 2022, the Company entered into a share purchase agreement (the “Agreement”) to sell 2105657 Alberta Ltd., a wholly-owned subsidiary which owns the Aurora Sun facility located in Alberta. The assets and liabilities of the subsidiary were reclassified to assets and liabilities held for sale (Note 12) following the execution of the Agreement. The closing of the transaction was subject to certain standard closing conditions for both parties. During the nine months ended March 31, 2023, the Company gave notice to terminate the agreement due to the prospective buyer’s failure to fulfill closing conditions and subsequently sold the facility to Bevo. The net book value of the facility while classified as held for sale was $34.4 million, the fair value of the facility based on FVLCD at the time of reclassification to property, plant, and equipment (Note 10) was $29.1 million. The reduction of $5.3 million was recognized as an impairment of property, plant and equipment in the consolidated statements of loss and comprehensive loss. The impairment loss was allocated to the former Canadian cannabis operating segment (Note 27), now cannabis operating segment.
During the nine months ended March 31, 2023, the Company recorded an impairment loss of $2.9 million for its Aurora Nordic facility located in Denmark, due to a number of operational and regulatory challenges, which are indicators of impairment as at March 31, 2023. The impairment loss was based on FVLCD of nil as at March 31, 2023. In addition, there were impairments to related ROU assets in the amount of $1.0 million recognized as impairment to property, plant and equipment in the consolidated statements of loss and comprehensive loss. The impairment loss was allocated to the European cannabis operating segment (Note 27). On May 24, 2023, the Company formally made the decision to close its Aurora Nordic facility.

During the nine months ended March 31, 2023, the Company recorded an impairment loss of $4.3 million for its Growery facility located in the Netherlands, due to regulatory and financial uncertainty and other commercial factors which are indicators of impairment as at March 31, 2023. The impairment loss was based on FVLCD of $6.5 million as at March 31, 2023 and allocated the European cannabis operating segment (Note 27). The fair value of the facility was determined based on a third-party appraisal. On June 13, 2023, the Company formally made the decision to exit the agreement with Growery.

During the nine months ended March 31, 2023, the Company recorded an impairment loss of $2.5 million for its R&D facility located in the Netherlands, due to regulatory and financial uncertainty and other commercial factors which are indicators of impairment as at March 31, 2023. The impairment loss was based on FVLCD of $2.3 million as at March 31, 2023 and allocated the European cannabis operating segment (Note 27).

Additionally, there were other individually immaterial specific asset impairment losses identified totaling $2.5 million, recognized in impairment of property, plant and equipment in the consolidated statements of loss and comprehensive loss. As at March 31, 2023, the fair value less costs to dispose of these assets were determined to be nil.

(b)    CGU and Operating Segment Impairments

Year Ended March 31, 2024

During the year ended March 31, 2024, the Company recognized impairment losses within its cannabis operating segment and Canadian CGU, and allocated impairment losses of $2.8 million to property, plant and equipment based on their recoverable amounts valued at FVLCD.

Nine Months Ended March 31, 2023
During the nine months ended March 31, 2023, the Company recognized impairment losses within its Canadian cannabis operating segment and allocated impairment losses of $1.8 million to property, plant and equipment.